Dreyfus TOBAM Emerging Markets Fund
FUND SUMMARY
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 15 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus TOBAM Emerging Markets Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
Redemption fee (as a percentage of amount redeemed; charged only when selling shares you have owned for less than 60 days)	2.00%		2.00%	2.00%	2.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus TOBAM Emerging Markets Fund		Class A	Class C	Class I	Class Y
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		1.50%	1.46%	1.30%	0.99%
Total annual fund operating expenses		2.35%	3.06%	2.15%	1.84%
Fee waiver and/or expense reimbursement	[1]	(1.10%)	(1.06%)	(1.15%)	(0.84%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.25%	2.00%	1.00%	1.00%
[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%. On or after March 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus TOBAM Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,167	1,664	3,027
Class C	303	846	1,513	3,300
Class I	102	562	1,049	2,392
Class Y	102	497	917	2,090

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus TOBAM Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,167	1,664	3,027
Class C	203	846	1,513	3,300
Class I	102	562	1,049	2,392
Class Y	102	497	917	2,090

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.  For the period from March 31, 2014 (commencement of operations) through October 31, 2014, the fund's portfolio turnover rate was 45.13% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries.  The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index).  The MSCI® EM Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East.  The fund may invest in equity securities of companies with any market capitalization.

TOBAM, the fund's subadviser, seeks to maximize the fund's portfolio diversification in terms of various risk metrics by applying a systematic, quantitative investment approach designed to identify securities of emerging market issuers included in the MSCI® EM Index that have the lowest possible correlation to each other for inclusion in the fund's portfolio.  The subadviser uses its patented Anti-Benchmark® Maximum Diversification® model to construct a portfolio consisting of securities of emerging market issuers that it believes offers the most diversification potential and avoids the concentration risk that exists in traditional market capitalization-weighted indices.  The fund's portfolio managers focus on stock selection as opposed to making proactive decisions as to country, industry or sector exposure.  As a result of the subadviser's stock selection and portfolio construction methodologies, the fund may hold both growth-oriented and value-oriented securities.

Securities are bought or sold in relation to their relative diversification benefits within the fund's portfolio.  A security will be removed from the portfolio when the portfolio managers believe it no longer provides a benefit in terms of diversification relative to the other securities in the fund's portfolio.  Conversely, a new security will be added to the fund's portfolio when the portfolio managers believe it presents a meaningful diversification benefit.

The fund may, but is not required to, use derivative or other strategic instruments, principally options, futures and options on futures, contracts for difference, forward contracts and swap agreements (including total return swaps), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the fund.  There is no limit to the amount of the fund's assets that may be invested in derivative instruments.  To the extent such instruments have similar economic characteristics to equity securities as described in the fund's policy with respect to the investment of at least 80% of its net assets, these investments will be considered investments included within such policy.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

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Risks of stock investing.  Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods.  There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices.  The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

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Country, industry and market sector risk.  The fund may significantly overweight or underweight, relative to the MSCI® EM Index (the fund's benchmark index), certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

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Foreign investment risk.  To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.  Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.  Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

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Emerging market risk.  The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies.  Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.  Investments in these countries may be subject to political, economic, legal, market and currency risks.  The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

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Foreign currency risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

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Growth and value stock risk.  By investing in a mix of growth and value companies, the fund assumes the risks of both.  Investors often expect growth companies to increase their earnings at a certain rate.  If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.  In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.  Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged.  They also may decline in price even though in theory they are already undervalued.

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Market capitalization risk (small-, mid- and large-cap stock risk).  To the extent the fund emphasizes small-, mid- or large-cap stocks, it will assume the associated risks.  At any given time, any of these market capitalizations may be out of favor with investors.  Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business.  To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

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Derivatives risk.  A small investment in derivatives could have a potentially large impact on the fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.  Derivatives can be highly volatile, illiquid and difficult to value.  Certain types of derivatives, including contracts for difference, swap agreements, forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

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Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically.  Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance
Since the fund has less than one full calendar year of performance, past performance information is not included in this prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Recent performance is available at www.dreyfus.com.